KOLASCO CORP.- CONDENSED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended		20 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation Expense	$ 257	$ 0	$ 257
Changes in assets and liabilities:
Net Cash Used in Operating Activities	(14,215)	(1,093)	(14,749)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	0	1,025
Net Cash Used in Investing Activities	0	0	1,025
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	15,600	22,000
Loans from shareholder	0	973	973
Net Cash Provided by Financing Activities		16,573	22,973
Net Increase (Decrease) in Cash	(14,215)	15,480	7,199
Cash, beginning of period	21,414	0	0
Cash, end of period	7,199	15,480	7,199
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	0	0
Income taxes paid	$ 0	$ 0